Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Jul. 19, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of the Company. The following tables set forth information regarding compensation for our principal executive officers (“PEOs”) and average compensation related to our Non-PEO NEOs versus our Company performance for 2022, 2021, and 2020.

Year	Summary Compensation Table Total for the Current PEO(1)(2)	Summary Compensation Table Total for the Former PEO(1)(2)	Compensation Actually Paid to Current PEO(3)	Compensation Actually Paid to Former PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based on:		Net Income(8)	Year End Stock Price(9)
							Total Shareholder Return(6)	Peer Group Total Shareholder Return(6)(7)
2022	$10,781,868	–	($1,438,803)	–	$3,047,989	$535,128	$30	$51	($500,152)	$3.48
2021	$7,405,794	–	$461,818	–	$2,839,648	($1,535,598)	$116	$81	($352,899)	$13.38
2020	$22,055,600	$14,679,129	$21,187,059	$20,884,791	$6,925,868	$7,172,507	$205	$129	($644,887)	$23.73

Named Executive Officers, Footnote [Text Block]
(1)	For 2020, Michael Colglazier (Current PEO) and George Whitesides (Former PEO) each served as principal executive officer (“PEO”) for a portion of the year, Mr. Whitesides from January 1, 2020 to July 19, 2020, and Mr. Colglazier from July 20, 2020 to December 31, 2020. For 2021 and 2022, Michael Colglazier served as the sole PEO of the Company.
(4)	The dollar amounts reported in this column represent the average of the amounts reported for our NEOs (excluding persons serving as PEOs) (collectively, the “Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs (included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Doug Ahrens, Alistair Burns, Aparna Chitale, Sarah Kim, Swami Iyer, and Michael Moses; (ii) for 2021, Doug Ahrens, Michelle Kley, Michael Moses, Swami Iyer, and Jonathan Campagna; and (iii) for 2020, Jonathan Campagna, Michael Moses, Michelle Kley, and Enrico Palermo.

Peer Group Issuers, Footnote [Text Block]
(7)	Represents the weighted peer group cumulative TSR for the compensation peer group for the applicable year, as further described in this footnote (the “Compensation Peer Group”), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. Our Compensation Peer Group for 2022 was unchanged from 2021 and is disclosed in the Compensation Discussion and Analysis under the section titled “Review of Peer Group Data”. Our Compensation Peer Group for 2020 was comprised of the following companies:

●	Aerojet Rocketdyne Holdings, Inc.	●	Cubic Corporation	●	Mercury Systems, Inc.
●	AeroVironment, Inc.	●	Emergent Biosolutions, Inc.	●	National Instruments Corp.
●	Appfolio, Inc.	●	FireEye, Inc.	●	Proofpoint, Inc.
●	Axon Enterprise, Inc.	●	FLIR Systems, Inc.	●	PROS Holdings, Inc.
●	Cloudera, Inc.	●	HEICO Corporation	●	PTC Therapeutics, Inc.
●	Cognex Corporation	●	II-VI Incorporated	●	Rogers Corporation
●	Coherent, Inc.	●	Kratos Defense & Security Solutions, Inc.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)	The dollar amounts reported in this column represent the amount of “compensation actually paid” to the Company’s PEO for the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the applicable PEO’s total compensation reported in the Summary Compensation Table for the applicable fiscal year to determine the compensation actually paid:
Year	Name of PEO	Reported Summary Compensation Table Total for PEO	[Less] Reported Value of Equity Awards(a)	[Plus] Equity Award Adjustments(b)	[Equals] Compensation Actually Paid to PEO(c)
2022	Michael Colglazier	$10,781,868	$8,818,252	($3,402,419)	($1,438,803)
2021	Michael Colglazier	$7,405,794	$5,000,000	($1,943,976)	$461,818
2020	Michael Colglazier	$22,055,600	$20,638,600	$19,770,059	$21,187,059
2020	George Whitesides	$14,679,129	$14,194,900	$20,400,562	$20,884,791
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The amounts deducted or added in calculating the equity award adjustments are set forth in the tables below.
(c)	No other adjustments were required to be made in calculating compensation actually paid.
Year	Name of PEO	[Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Total Equity Award Adjustments
2022	Michael Colglazier	$2,903,517	($4,271,270)	$0	($1,453,934)	$580,732	($3,402,419)
2021	Michael Colglazier	$2,322,915	($5,843,634)	$0	$1,576,743	$0	($1,943,976)
2020	Michael Colglazier	$18,546,255	$0	$1,223,804	$0	$0	$19,770,059
2020	George Whitesides	$9,904,178	$6,898,644	$1,596,590	$2,001,150	$0	$20,400,562

Non-PEO NEO Average Total Compensation Amount			$ 3,047,989	$ 2,839,648	$ 6,925,868
Non-PEO NEO Average Compensation Actually Paid Amount			$ 535,128	(1,535,598)	7,172,507
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)	The dollar amounts reported in this column represent the average “compensation actually paid” to the non-PEO NEOs for the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the non-PEO NEOs reported in the Summary Compensation Table for the applicable fiscal year, as follows:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	[Less] Reported Value of Equity Awards	[Plus] Equity Award Adjustments(a)	[Equals] Average Compensation Actually Paid to Non-PEO NEOs
2022	$3,047,989	$2,384,640	($128,221)	$535,128
2021	$2,839,648	$2,060,000	($2,315,246)	($1,535,598)
2020	$6,925,868	$6,399,769	$6,646,408	$7,172,507
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	[Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Total Equity Award Adjustments
2022	$946,609	($647,772)	$0	($359,556)	$67,502	($128,221)
2021	$689,469	($1,301,229)	$113,053	$221,432	$2,037,971	($2,315,246)
2020	$3,404,410	$2,721,642	$0	$1,197,515	$677,159	$6,646,408

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

DESCRIPTION OF RELATIONSHIP BETWEEN NEO COMPENSATION ACTUALLY PAID AND TSR PERFORMANCE

The Pay versus Performance Table demonstrates the link between Compensation Actually Paid (“CAP”) and Company performance. As demonstrated by the following graph, the compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs as a group during the periods presented were aligned with our cumulative TSR over the period presented. CAP generally decreases when our TSR decreases. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

COMPENSATION ACTUALLY PAID VERSUS TSR

Compensation Actually Paid vs. Net Income [Text Block]

DESCRIPTION OF RELATIONSHIP BETWEEN NEO COMPENSATION ACTUALLY PAID AND NET INCOME

The graph below shows the relationship between CAP to our PEO and the average CAP paid to our other NEOs and the Company’s net income over the periods presented. As a pre-revenue company, our net income is negative for the periods presented.

COMPENSATION ACTUALLY PAID VERSUS NET INCOME (IN $MILLIONS)

Compensation Actually Paid vs. Company Selected Measure [Text Block]

DESCRIPTION OF COMPENSATION ACTUALLY PAID AND YEAR-END STOCK PRICE

Year-end stock price is the company-selected measure because stock price (hurdles) is the metric currently used in our PSU program. The graph below shows the relationship between CAP paid to our CEO and the average to our other NEOs and our year-end stock price in each of the periods presented. CAP is aligned with our year-end stock price over the period presented, with stock price shown as year-end price. CAP generally decreases when our stock price decreases.

COMPENSATION ACTUALLY PAID VERSUS YEAR END STOCK PRICE

Tabular List [Table Text Block]

FISCAL 2022 TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs in fiscal 2022 to Company performance. The measures in this table are not ranked.

Most Important Performance Measures
Share Price
Annual Spending
Commercial Growth

Total Shareholder Return Amount			$ 30	116	205
Peer Group Total Shareholder Return Amount			51	81	129
Net Income (Loss)			$ (500,152)	$ (352,899)	$ (644,887)
Company Selected Measure Amount			3.48	13.38	23.73
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Share Price
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Annual Spending
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Commercial Growth
P E O 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 10,781,868	$ 7,405,794	$ 22,055,600
PEO Actually Paid Compensation Amount			$ (1,438,803)	$ 461,818	21,187,059
PEO Name	Michael Colglazier		Michael Colglazier	Michael Colglazier
P E O 1 [Member] | Less Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 8,818,252	$ 5,000,000	20,638,600
P E O 1 [Member] | Plus Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,402,419)	(1,943,976)	19,770,059
P E O 1 [Member] | Plus Fair Valueat Fiscal Year Endof Outstandingand Unvested Option Awardsand Stock Awards Grantedin Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,903,517	2,322,915	18,546,255
P E O 1 [Member] | Plus Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,271,270)	(5,843,634)	0
P E O 1 [Member] | Plus Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Yearhat Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	1,223,804
P E O 1 [Member] | Plus Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,453,934)	1,576,743	0
P E O 1 [Member] | Less Fair Value As Of Prior Fiscal Year End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			580,732	0	0
P E O 1 [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,402,419)	(1,943,976)	19,770,059
P E O 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	0	14,679,129
PEO Actually Paid Compensation Amount			0	0	20,884,791
PEO Name		George Whitesides
P E O 2 [Member] | Less Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					14,194,900
P E O 2 [Member] | Plus Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					20,400,562
P E O 2 [Member] | Plus Fair Valueat Fiscal Year Endof Outstandingand Unvested Option Awardsand Stock Awards Grantedin Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					9,904,178
P E O 2 [Member] | Plus Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					6,898,644
P E O 2 [Member] | Plus Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Yearhat Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,596,590
P E O 2 [Member] | Plus Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					2,001,150
P E O 2 [Member] | Less Fair Value As Of Prior Fiscal Year End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
P E O 2 [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					20,400,562
N E O [Member] | Less Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,384,640	2,060,000	6,399,769
N E O [Member] | Plus Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(128,221)	(2,315,246)	6,646,408
N E O [Member] | Plus Fair Valueat Fiscal Year Endof Outstandingand Unvested Option Awardsand Stock Awards Grantedin Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			946,609	689,469	3,404,410
N E O [Member] | Plus Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(647,772)	(1,301,229)	2,721,642
N E O [Member] | Plus Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(359,556)	221,432	1,197,515
N E O [Member] | Less Fair Value As Of Prior Fiscal Year End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			67,502	2,037,971	677,159
N E O [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(128,221)	(2,315,246)	6,646,408
N E O [Member] | Plus Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 113,053	$ 0